Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

9. Intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
Cost
At January 1, 2018	2,201	2,355	251	88	4,895
Additions	—	—	12	25	37
Impairment (i)	(186)	—	—	—	(186)
Exchange	(45)	(55)	(8)	(3)	(111)
At December 31, 2018	1,970	2,300	255	110	4,635
Amortization
At January 1, 2018		(607)	(126)	(58)	(791)
Charge for the year		(227)	(30)	(8)	(265)
Exchange		17	3	2	22
At December 31, 2018		(817)	(153)	(64)	(1,034)
Net book value
At December 31, 2018	1,970	1,483	102	46	3,601
Cost
At January 1, 2019	1,970	2,300	255	110	4,635
Additions	—	—	12	13	25
Disposal of Food & Specialty	(328)	(203)	(103)	(44)	(678)
Disposal	—	—	—	(1)	(1)
Transfers	—	—	(11)	11	—
Exchange	(18)	(14)	(3)	(2)	(37)
At December 31, 2019	1,624	2,083	150	87	3,944
Amortization
At January 1, 2019		(817)	(153)	(64)	(1,034)
Charge for the year		(214)	(27)	(8)	(249)
Disposal of Food & Specialty		146	60	6	212
Disposal		—	—	1	1
Exchange		5	3	2	10
At December 31, 2019		(880)	(117)	(63)	(1,060)
Net book value
At December 31, 2019	1,624	1,203	33	24	2,884

Amortization expense of $233 million (2018: $237 million, 2017: $237 million) has been charged to the consolidated income statement of the Group in respect of continuing operations. An amortization expense of $16 million (2018: $28 million, 2017: $27 million) has been charged to the consolidated income statement of the Group in respect of the discontinued operation.

(i) An impairment charge of $186 million, before the impact of deferred tax, was recognized in the year ended December 31, 2018 in respect of the goodwill in Glass Packaging North America. The impairment testing performed used a FVLCTS calculation for the Glass Packaging North America CGU.

Goodwill

Allocation of goodwill

Goodwill has been allocated to groups of CGUs for the purpose of impairment testing. The groupings represent the lowest level at which the related goodwill is monitored for internal management purposes. Goodwill acquired through business combination activity is allocated to CGUs that are expected to benefit from synergies arising from that combination.

The lowest level within the Group at which the goodwill is monitored for internal management purposes and consequently the CGUs to which goodwill is allocated is set out below. The Group changed the composition of its operating and reporting segments following the disposal of its Food & Specialty Metal Packaging business which completed on October 31, 2019. On this basis the Group’s CGUs are identified as follows:

	At December 31,
	2019	2018
	$'m	$'m
Metal Beverage Packaging Europe	566	577
Metal Beverage Packaging Americas	437	437
Glass Packaging Europe	61	62
Glass Packaging North America	560	560
Total Goodwill from continuing operations	1,624	1,636
Discontinued operation Europe	—	305
Discontinued operation North America	—	29
Total Goodwill	1,624	1,970

Impairment tests for goodwill

The Group performs its impairment test of goodwill annually following approval of the annual budget.

Recoverable amount and carrying amount

The Group used the value in use (“VIU”) model for the purposes of goodwill impairment testing, as this reflects the Group’s intention to hold and operate the assets.  However, if an impairment indicator exists for a CGU, the Group uses both the VIU model and the fair value less costs to sell (“FVLCTS”) model to establish the higher of the recoverable amount.

Value in use

The VIU model used the 2020 budget approved by the Board and a two year forecast for 2021 to 2022. The budget and forecast results were then extended for a further two‑year period (2018: two-year period) making certain assumptions, including that long-term depreciation equals capital expenditure and that any increase in input cost will be passed through to customers, in line with historic practice and contractual terms.

Cash flows considered in the VIU model included the cash inflows and outflows related to the continuing use of the assets over their remaining useful lives, expected earnings, required maintenance capital expenditure, depreciation and working capital.

The discount rate applied to cash flows in the VIU model was estimated using our weighted average cost of capital as determined by the Capital Asset Pricing Model with regard to the risks associated with the cash flows being considered (country, market and specific risks of the asset).

The modelled cash flows take into account the Group’s established history of earnings, cash flow generation and the nature of the markets in which we operate, where product obsolescence is low. The key assumptions employed in modelling estimates of future cash flows are subjective and include projected Adjusted EBITDA, discount rates and growth rates, replacement capital expenditure requirements, rates of customer retention and the ability to maintain margin through the pass through of input cost inflation.

The terminal value assumed long-term growth based on a combination of factors including long-term inflation in addition to industry and market specific factors. The range of growth rates applied by management in respect of the terminal values applicable to all groups of CGU’s were 1.0% - 1.5% (2018: 1.5%).

A sensitivity analysis was performed reflecting potential variations in terminal growth rate and discount rate assumptions. In all cases the recoverable values calculated were in excess of the carrying values of the CGUs. The variation applied to terminal value growth rates and discount rates was a 50 basis points decrease and increase respectively and represents a reasonably possible change to the key assumptions of the VIU model. Further, a reasonably possible change to the operating cash flows would not reduce the recoverable amounts below the carrying value of the CGUs.

The FVLCTS calculation in the prior year for the Glass Packaging North America CGU resulted in a higher recoverable amount than the VIU model. The FVLCTS calculation used the 2019 projected Adjusted EBITDA multiplied by an earnings multiple of 6.7x, based on comparable market transactions, and adjusted for selling costs.

The additional disclosures required under IAS 36 in relation to significant goodwill amounts arising in the groups of CGUs are as follows:

	Metal	Metal		Glass
	Beverage	Beverage	Glass	Packaging
	Packaging	Packaging	Packaging	North
	Europe	Americas	Europe	America
	$'m/%	$'m/%	$'m/%	$'m/%
2019
Carrying amount of goodwill	566	437	61	560
Excess of recoverable amount	2,109	1,581	3,842	158
Pre-tax discount rate applied	5.1	8.5	6.5	7.2
2018
Carrying amount of goodwill	577	437	62	560
Excess of recoverable amount	1,673	1,085	2,222	N/A
Pre-tax discount rate applied	6.7	9.6	8.5	N/A
2017
Carrying amount of goodwill	604	437	65	746
Excess of recoverable amount	1,650	786	2,907	859
Pre-tax discount rate applied	7.4	9.6	8.2	9.1